Related Party Transactions and Balances (Tables)	6 Months Ended
Mar. 31, 2026
Related Party Transactions and Balances [Abstract]
Schedule of Financial Support to these Related Parties

The following entities are considered to be related parties to the Company. The related parties mainly act as service providers and service recipients to the Company. The Company is not obligated to provide any type of financial support to these related parties.

Related Party	Relationship with the Company
Mr. Zhang Yong	Former Chief Executive Officer. Mr. Zhang was appointed as CEO on October 17, 2024, and resigned on January 2025.
Mr. Sun Zhichen	Chief Executive Officer from January·2025, former Chief Financial Officer till October 17, 2024.
Ms. Chang Jiaxing	Chief Financial Officer from October 17, 2024, and resigned on April 3, 2026
Mr. Wu Guofu	Independent director
Ms. Qiao Nini	Independent director
	September 30, 2025	March 31, 2026
	RMB	RMB
	(audited)	(unaudited)
Mr. Zhang Yong	1,060	1,060
Total	1,060	1,060